Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Lease Liabilities
FINANCE LEASE LIABILITIES
Balance at the beginning of the year	—	—
Additions[1]	96.2	—
Interest expense	0.2	—
Repayments	(2.5)	—
Translation adjustment	(5.3)	—

Balance at the end of the year	88.6	—
Current portion of finance lease liability	(8.5)	—

Non-current portion of finance lease liability	80.1	—

Finance lease liabilities are payable as follows:
Future minimum lease payments
– within one year	11.6	—
– later than one and not later than five years	41.5	—
– later than five years	58.4	—

Total	111.5	—

Interest
– within one year	3.1	—
– later than one and not later than five years	11.5	—
– later than five years	8.3	—

Total	22.9	—

Present value of minimum lease payments
– within one year	8.5	—
– later than one and not later than five years	30.0	—
– later than five years	50.1	—

Total	88.6	—
[1]

The finance lease additions relate mainly to the power purchase agreement at Gruyere. Gruyere joint venture (“Gruyere”) entered into a contract with APA Power Holdings Proprietary Limited (“APA”) for the supply of electricity to the Gruyere Mine. Gruyere has contracted APA to design, construct, operate and maintain the power facilities including gas pipelines for a period of 15 years. Gruyere pays a fee including a fixed monthly charge over the term of the arrangement, that is adjusted by the Australian consumer price index (“CPI”) on an annual basis. Due to the location of the site and the capacity of the plant, APA is unlikely to sell the power generated to other customers. Accordingly, although the arrangement is not in the legal form of a lease, in terms of IFRIC 4 Determining Whether an Arrangement Contains a Lease it meets the definition of a lease and the lease was classified as a finance lease. At the inception of the arrangement, payments were split into lease payments and non-lease payments based on their relative fair values. The imputed finance costs on the liability were determined based on the interest rate implicit in the lease of 3.46%. The Group has proportionately consolidated its share of the finance lease.